Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 3,416	€ 40,188	€ 21,823
CONSOLIDATED PROFIT FOR THE YEAR	9,315	8,207	7,486
Adjustments made to obtain the cash flows from operating activities	21,714	23,927	22,032
Depreciation and amortization	2,425	2,593	2,364
Other adjustments	19,289	21,334	19,668
Net increase/(decrease) in operating assets	51,550	18,349	17,966
Increase/(decrease) in financial assets held for trading	(31,656)	(18,114)	6,234
Increase/(decrease) in non-trading financial assets mandatorily at fair value through profit or loss	5,795
Increase/(decrease) in financial assets at fair value through profit or loss	16,275	3,085	(12,882)
Increase/(decrease) in financial assets at fair value through other comprehensive income	(2,091)
Increase/(decrease) in financial assets available for sale		2,494	(7,688)
Increase/(decrease) in financial assets at amortised cost	61,345
Increase/(decrease) in loans and receivables		32,379	27,938
Increase/(decrease) in other operating assets	1,882	(1,495)	4,364
Net increase/(decrease) in operating liabilities	27,279	30,540	13,143
Increase/(decrease) in financial liabilities held for trading	(36,315)	1,933	8,032
Increase/(decrease) in financial liabilities designated at fair value through profit or loss	8,312	19,906	(13,450)
Increase (decrease) in financial liabilities at amortized cost	60,730	12,006	21,765
Increase/(decrease) in other operating liabilities	(5,448)	(3,305)	(3,204)
Income tax recovered/(paid)	(3,342)	(4,137)	(2,872)
CASH FLOWS FROM INVESTING ACTIVITIES	3,148	(4,008)	(13,764)
Payments for investing	12,936	10,134	18,204
Payments for tangible assets	10,726	7,450	6,572
Payments for intangible assets	1,469	1,538	1,768
Payments for investments	11	8	48
Payments for subsidiaries and other business units	730	838	474
Payments for held-to-maturity investments		300	9,342
Proceeds from investing	16,084	6,126	4,440
Proceeds from tangible assets	3,670	3,211	2,608
Proceeds from investments	2,327	883	459
Proceeds from subsidiaries and other business units	431	263	94
Proceeds from non-current assets held for sale and associated liabilities	9,656	1,382	1,147
Proceeds from held-to-maturity investments		387	132
CASH FLOWS FROM FINANCING ACTIVITIES	(3,301)	4,206	(5,745)
Payments for financing	7,573	7,783	9,744
Payments for dividends	3,118	2,665	2,309
Payments of subordinated liabilities	2,504	2,007	5,112
Payments for acquisition of own equity instruments	1,026	1,309	1,380
Other payments related to financing activities	925	1,802	943
Proceeds from financing	4,272	11,989	3,999
Proceeds from subordinated liabilities	3,283	2,994	2,395
Proceeds from issuance of own equity instruments		7,072
Proceeds from disposal of own equity instruments	989	1,331	1,604
Other proceeds related to financing activities		592
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(595)	(5,845)	(3,611)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	2,668	34,541	(1,297)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	110,995	76,454	77,751
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 113,663	€ 110,995	€ 76,454